Employee costs and numbers	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Employee costs and numbers	Pensions and other post-employment benefits
Most group companies have pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. Pension benefits may be provided through defined contribution plans (money purchase schemes) or defined benefit plans (final salary and other types of schemes with committed pension benefit payments). For defined contribution plans, retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee. For defined benefit plans, retirement benefits are based on such factors as an employee’s pensionable salary and length of service. Defined benefit plans may be funded or unfunded. The assets of funded plans are generally held in separately administered trusts.
For information on significant estimates and judgements made in relation to accounting for these plans see Pensions and other post-employment benefits in Note 1.
The defined benefit pension obligation in the UK consists primarily of a closed funded final salary pension plan under which retired employees draw the majority of their benefit as an annuity. This pension plan is governed by a corporate trustee whose board is composed of four member-
nominated directors, four company-nominated directors, one independent director and one independent chair nominated by the company. The trustee board is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as investment policies of the plan.
Employees in the UK are eligible for membership of defined contribution plans established with third-party providers.
In the US, all pension benefits now accrue under a cash balance formula. Benefits previously accrued under final salary formulas are legally protected. Retiring US employees typically take their pension benefit in the form of a lump sum payment upon retirement. The plan is funded and its assets are overseen by a fiduciary Investment Committee. At the end of 2025 the committee was composed of five bp employees appointed by the president of bp Corporation North America Inc. (the appointing officer). The Investment Committee is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as the investment policies of the plan. US employees are also eligible to participate in a defined contribution (401k) plan in which employee contributions are matched with company contributions.
In the US, group companies also provide post-employment healthcare to eligible retired employees and their dependents (and, in certain legacy cases, life insurance coverage); the entitlement to these benefits is based on the date of hire, the employee remaining in service until a specified age and completion of a minimum period of service.
In the Eurozone, there are defined benefit pension plans in Germany, France, the Netherlands and other countries. In Germany and France, the majority of the pensions are unfunded. In Germany, the group’s largest Eurozone plan, employees receive a pension and also have a choice to supplement their core pension through salary sacrifice. For employees who joined since 2002, the core pension benefit is a career average plan with retirement benefits based on such factors as an employee’s pensionable salary and length of service. The returns on the notional contributions made by both the company and employees are based on the interest rate which is set out in German tax law. Retired German employees take their pension benefit typically in the form of an annuity. The German plans are governed by legal agreements between bp and the works council or between bp and the trade union.
Following agreement with the works council, a proportion of the existing defined benefit plans covering approximately 60% of the total active membership in Germany were closed to future accrual on 31 December 2025 resulting in a net past service cost of $6 million being recognized in the income statement. Affected employees became eligible for new cash balance arrangements from 1 January 2026.
In the Netherlands, new legislation came into effect in 2023 for domestic pension plans requiring that new pension benefit accruals be exclusively held in defined contribution plans from 1 January 2028 at the latest. In light of these requirements, and, following agreement with the Dutch retail and refinery works councils, the existing defined benefit plans were closed to future accrual on 31 August 2025 resulting in a curtailment gain of
$40 million being recognized in the income statement. A new defined contribution plan for members of the defined benefits plans, as well as for new members, came into effect on 1 September 2025.
The level of contributions to funded defined benefit plans is the amount needed to provide adequate funds to meet pension obligations as they fall due. During 2025 the aggregate level of contributions was $46 million (2024 $69 million and 2023 $42 million) along with $49 million of refunds from closed plans (2024 $nil and 2023 $nil). The aggregate level of contributions in 2026 is expected to be approximately $100 million and includes contributions in all countries that we expect to be required to make contributions by law or under contractual agreements, as well as an allowance for discretionary funding.
For the primary UK defined benefit plan there is a funding agreement between the group and the trustee. On a three year cycle, a schedule of contributions is agreed covering the next five years. The schedule of contributions is next scheduled to be updated after the 31 December 2026 formal actuarial valuation. No contractually committed funding was due at 31 December 2025.
The surplus relating to the primary UK defined benefit pension plan is recognized on the balance sheet on the basis that the company is entitled to a refund of any remaining assets once all members have left the plan.
Minimum pension funding in the US is determined by legislation and is supplemented by discretionary contributions. No contributions were made into the US pension plan in 2025 and no statutory funding requirement is expected in the next 12 months.
The surplus relating to the US pension fund is recognized on the balance sheet on the basis that economic benefit can be gained from the surplus through a reduction in future contributions.
There was no minimum funding requirement for the US plan, and no significant minimum funding requirements in other countries at 31 December
2025.
Following the closure of the Netherlands defined benefit plans to future accrual, the group’s ability to access the surplus of $277 million at
31 December 2025 is now fully restricted as the company does not have a right to a refund and can no longer gain an economic benefit through a reduction contributions. Consequently, the net defined benefit asset recognized on the balance sheet for these plans is now fully capped at zero.
The obligation and cost of providing pensions and other post-employment benefits is assessed annually using the projected unit credit method.
The date of the most recent actuarial review was 31 December 2025. The UK defined benefit plans are subject to a formal actuarial valuation every three years; valuations are required more frequently in many other countries. The most recent formal actuarial valuation of the primary UK defined benefit pension plan was as at 31 December 2023. A valuation of the US plan and largest Eurozone plans are carried out annually.
24. Pensions and other post-employment benefits – continued
The material financial assumptions used to estimate the benefit obligations of the various plans are set out below. The assumptions are reviewed by management at the end of each year and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate for plan liabilities	5.6	5.5	4.8	5.4	5.6	5.0	4.2	3.5	3.6
Rate of increase for pensions in payment	2.7	2.9	2.8	—	—	—	1.8	1.8	2.1
Rate of increase in deferred pensions	2.7	2.9	2.8	—	—	—	0.6	0.6	0.7
Inflation for plan liabilities	2.9	3.1	3.0	2.0	2.0	2.0	2.0	2.0	2.4
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate for plan service cost[a]	N/A	N/A	N/A	5.7	5.0	5.2	3.7	3.7	4.3
Discount rate for plan other finance expense	5.5	4.8	5.0	5.6	5.0	5.2	3.5	3.6	4.2
Inflation for plan service cost[a]	N/A	N/A	N/A	2.0	2.0	2.0	2.0	2.4	2.1
aUK discount rate and inflation rate assumptions are not relevant in determining the benefit expense for the closed UK plan. Rates for the remaining small worldwide plan administered/reported through the UK are 5.6% (2024 5.0% and 2023 5.0%) and 2.1% (2024 1.9% and 2023 1.9%) respectively.
The discount rate assumptions are based on third-party AA corporate bond indices and for our largest plans in the UK, US and the Eurozone we use yields that reflect the maturity profile of the expected benefit payments. The inflation rate assumptions for our UK and US plans are based on the difference between the yields on index-linked and fixed-interest long-term government bonds. In other countries, including the Eurozone, we use this approach, or advice from the local actuary depending on the information available. The inflation assumptions are used to determine the rate of increase for pensions in payment and the rate of increase in deferred pensions where there is such an increase.
In addition to the financial assumptions, we regularly review the demographic and mortality assumptions. The mortality assumptions reflect best practice in the countries in which we provide pensions and have been chosen with regard to applicable published tables adjusted where appropriate to reflect the experience of the group and an extrapolation of past longevity improvements into the future. bp’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Life expectancy at age 60 for a male currently aged 60	27.1	27.0	27.4	25.2	25.1	25.0	26.4	26.2	26.1
Life expectancy at age 60 for a male currently aged 40	28.9	28.9	29.2	26.9	26.8	26.7	28.9	28.6	28.6
Life expectancy at age 60 for a female currently aged 60	28.9	29.0	29.2	28.2	28.1	28.1	29.5	29.5	29.3
Life expectancy at age 60 for a female currently aged 40	30.4	30.5	30.6	29.7	29.6	29.6	31.7	31.7	31.6
Pension plan assets are generally held in trusts, the primary objective of which is to accumulate assets sufficient to meet the obligations of the plans. The assets of the trusts are invested in a manner consistent with fiduciary obligations and principles that reflect current practices in portfolio management.
A proportion of the assets are held in equities, which are expected to generate a higher level of return over the long term, with an acceptable level of risk. In order to provide reasonable assurance that no single security or type of security has an unwarranted impact on the total portfolio, the investment portfolios are highly diversified.
The trustee’s long-term investment objective for the primary UK defined benefit plan is to invest the plan’s assets in a responsible manner that considers downside risk such that the assets are expected to be sufficient to pay benefits as and when they fall due. The UK plan uses a liability driven investment (LDI) approach for part of the portfolio, investing primarily in government bonds to economically hedge against the effect of the most significant plan liability assumptions of interest rate and inflation rate. This is partly funded by short-term sale and repurchase agreements, whereby the plan borrows money using existing bonds as security and which will be bought back at a specified price at an agreed future date. The funds raised are used to invest in further bonds to increase the proportion of assets which match the plan liabilities. The borrowings are shown separately in the analysis of pension plan assets in the table below.
During 2025, the trustee extended its derisking strategy for the primary UK defined benefit plan by completing a bulk annuity buy-in transaction with Legal & General Assurance Society Limited covering approximately 12% of the plan’s liabilities. The buy-in was paid for by way of transfer of
$2,183 million of government issued bonds from the plan assets in exchange for a stream of cashflows to the plan replicating payments due to relevant members.
The group was not legally relieved of the primary responsibility for the obligation and the benefits continue to be payable by the plan. The difference of $148 million between the buy-in purchase price ($2,183 million) and the defined benefit liability covered by the policy ($2,035 million)
was accounted for in other comprehensive income.
For the primary UK defined benefit plan there is an agreement with the trustee to at least maintain the proportion of assets with liability matching characteristics and review over time. There is a similar agreement in place for the primary US plan. During 2025, excluding qualifying insurance policies in the UK, the asset allocation policies of the primary UK and US plans remained unchanged.
24. Pensions and other post-employment benefits – continued
The current asset allocation policy for the major plans at 31 December 2025 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	8	19
Bonds/cash (including LDI)	85	81
Property/real estate	7	—
The amounts invested under the LDI programme by the primary UK pension plan as at 31 December 2025 were $3,702 million (2024 $4,970 million)
of government-issued nominal bonds and $10,805 million (2024 $11,105 million) of index-linked bonds.
Some of the group’s pension plans in the Eurozone and other countries use derivative financial instruments as part of their asset mix to manage the level of risk. The fair value of these instruments is included in other assets in the table below.
The group’s main pension plans do not invest directly in either securities or property/real estate of the company or of any subsidiary.
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 208.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2025
Listed equities – developed markets	725	137	84	181	1,127
– emerging markets	29	17	10	70	126
Private equity[c]	1,871	910	—	—	2,781
Government issued nominal bonds[d]	3,761	1,369	901	214	6,245
Government issued index-linked bonds[d]	10,805	—	85	8	10,898
Corporate bonds[d]	5,383	2,790	70	236	8,479
Property[e]	2,487	—	6	13	2,506
Cash	574	83	912	106	1,675
Other[f]	3,232	46	(58)	11	3,231
Debt (repurchase agreements) used to fund liability driven investments	(4,278)	—	—	—	(4,278)
	24,589	5,352	2,010	839	32,790
At 31 December 2024
Listed equities – developed markets	963	113	341	230	1,647
– emerging markets	32	13	55	75	175
Private equity[c]	1,916	950	—	2	2,868
Government issued nominal bonds[d]	5,027	1,317	690	223	7,257
Government issued index-linked bonds[d]	11,105	—	78	7	11,190
Corporate bonds[d]	6,088	2,763	605	261	9,717
Property[e]	2,344	—	84	19	2,447
Cash	416	67	100	78	661
Other[f]	1,039	36	54	14	1,143
Debt (repurchase agreements) used to fund liability driven investments	(5,664)	—	—	—	(5,664)
	23,266	5,259	2,007	909	31,441
At 31 December 2023
Listed equities – developed markets	862	97	333	232	1,524
– emerging markets	28	12	51	66	157
Private equity[c]	2,022	1,014	—	2	3,038
Government issued nominal bonds[d]	6,285	1,457	746	285	8,773
Government issued index-linked bonds[d]	13,177	—	88	—	13,265
Corporate bonds[d]	6,144	2,802	605	166	9,717
Property[e]	2,437	—	92	17	2,546
Cash	453	59	82	85	679
Other[f]	1,123	33	55	391	1,602
Debt (repurchase agreements) used to fund liability driven investments	(6,485)	—	—	—	(6,485)
	26,046	5,474	2,052	1,244	34,816
aBonds held by the UK pension plans are denominated in sterling or hedged back to sterling to minimize foreign currency exposure. Property held by the UK pension plans is in the United
Kingdom.
bBonds held by the US pension plans are denominated in US dollars or hedged back to USD to minimize foreign currency exposure.
cPrivate equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
dBonds held by pension plans are predominantly valued using observable market data based inputs other than quoted market prices in active markets.
eProperties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.
fOther includes qualifying insurance policies in the UK amounting to $2,159 million representing the asset associated with the buy in outlined on page 206. The fair value of these insurance policies is equal to the value of the defined benefit obligations to which these policies relate. Other included insurance policies arising from annuity buy-in in Canada amounting to $374 million in 2023.
Completion of a buy-out in 2024 reduced these amounts to $nil.
24. Pensions and other post-employment benefits – continued

					$ million
					2025
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	47	157	56	25	285
Past service cost[b]	—	—	(39)	—	(39)
Settlement[b]	—	—	11	—	11
Operating charge (credit) relating to defined benefit plans	47	157	28	25	257
Payments to defined contribution plans	180	179	7	35	401
Total operating charge (credit)	227	336	35	60	658
Interest income on plan assets[a]	(1,322)	(286)	(78)	(38)	(1,724)
Interest on plan liabilities	976	300	190	48	1,514
Other finance (income) expense	(346)	14	112	10	(210)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(613)	120	(225)	(1)	(719)
Change in financial assumptions underlying the present value of the plan liabilities	453	(242)	436	8	655
Change in demographic assumptions underlying the present value of the plan liabilities	(26)	—	—	(1)	(27)
Experience gains and losses arising on the plan liabilities	15	(40)	(102)	(3)	(130)
Remeasurements recognized in other comprehensive income	(171)	(162)	109	3	(221)
Movements in benefit obligation during the year
Benefit obligation at 1 January	17,324	5,524	5,002	1,007	28,857
Exchange adjustments	1,301	—	646	50	1,997
Operating charge relating to defined benefit plans	47	157	28	25	257
Interest cost	976	300	190	48	1,514
Contributions by plan participants	8	—	2	5	15
Benefit payments (funded plans)[c]	(1,160)	(313)	(95)	(64)	(1,632)
Benefit payments (unfunded plans)[c]	(10)	(145)	(246)	(11)	(412)
Reclassified as assets held for sale	(24)	—	(161)	(77)	(262)
Disposals	—	—	(1)	—	(1)
Remeasurements	(442)	282	(334)	(4)	(498)
Benefit obligation at 31 Decembera d e	18,020	5,805	5,031	979	29,835
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	23,266	5,259	2,007	909	31,441
Exchange adjustments	1,757	—	257	43	2,057
Interest income on plan assetsa e	1,322	286	78	38	1,724
Contributions by plan participants	8	—	2	5	15
Contributions by and refunds to employers (funded plans)	9	—	16	(28)	(3)
Benefit payments (funded plans)[c]	(1,160)	(313)	(95)	(64)	(1,632)
Reclassified as assets held for sale	—	—	(30)	(63)	(93)
Remeasurements[f]	(613)	120	(225)	(1)	(719)
Fair value of plan assets at 31 December[g]	24,589	5,352	2,010	839	32,790
Surplus (deficit) at 31 December	6,569	(453)	(3,021)	(140)	2,955
Represented by
Asset recognized	6,697	921	93	60	7,771
Liability recognized	(128)	(1,374)	(3,114)	(200)	(4,816)
	6,569	(453)	(3,021)	(140)	2,955
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,696	921	84	29	7,730
Unfunded	(127)	(1,374)	(3,105)	(169)	(4,775)
	6,569	(453)	(3,021)	(140)	2,955
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,893)	(4,431)	(1,926)	(810)	(25,060)
Unfunded	(127)	(1,374)	(3,105)	(169)	(4,775)
	(18,020)	(5,805)	(5,031)	(979)	(29,835)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of
$36 million of costs of administering that plan and $11 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly reflect curtailment impacts from the closure of plans in the Netherlands and Germany to future accrual. Settlements represent losses associated with restructuring activity in Germany.
cThe benefit payments amount shown above comprises $1,975 million benefits and $12 million settlements, plus $57 million of plan expenses incurred in the administration of the benefit.
dThe benefit obligation for the US is made up of $4,602 million for pension liabilities and $1,203 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $2,976 million for pension liabilities in Germany which is largely unfunded.
24. Pensions and other post-employment benefits – continued
eIncludes $346 million (2024 $155 million) representing assets ceilings in plans in the Netherlands (see page 205), Switzerland and the UK. Movements in the asset ceiling during 2025 were interest cost of $8 million and remeasurements of $183 million.
fThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
gThe fair value of plan assets includes borrowings related to the LDI programme as described on page 207.

					$ million
					2024
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	48	160	62	23	293
Past service cost[b]	—	—	(1)	—	(1)
Settlement[b]	(1)	—	—	—	(1)
Operating charge (credit) relating to defined benefit plans	47	160	61	23	291
Payments to defined contribution plans	161	192	8	35	396
Total operating charge (credit)	208	352	69	58	687
Interest income on plan assets[a]	(1,218)	(267)	(70)	(49)	(1,604)
Interest on plan liabilities	909	283	184	60	1,436
Other finance (income) expense	(309)	16	114	11	(168)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(2,388)	(239)	65	83	(2,479)
Change in financial assumptions underlying the present value of the plan liabilities	1,496	403	103	(48)	1,954
Change in demographic assumptions underlying the present value of the plan liabilities	194	(8)	1	2	189
Experience gains and losses arising on the plan liabilities	15	(34)	2	(7)	(24)
Remeasurements recognized in other comprehensive income	(683)	122	171	30	(360)
Movements in benefit obligation during the year
Benefit obligation at 1 January	19,579	5,837	5,537	1,371	32,324
Exchange adjustments	(352)	—	(355)	(66)	(773)
Operating charge relating to defined benefit plans	47	160	61	23	291
Interest cost	909	283	184	60	1,436
Contributions by plan participants	7	—	2	7	16
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Benefit payments (unfunded plans)[c]	(8)	(152)	(232)	(12)	(404)
Disposals	—	—	—	(2)	(2)
Remeasurements	(1,705)	(361)	(106)	53	(2,119)
Benefit obligation at 31 Decembera d	17,324	5,524	5,002	1,007	28,857
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	26,046	5,474	2,052	1,244	34,816
Exchange adjustments	(473)	—	(139)	(61)	(673)
Interest income on plan assetsa e	1,218	267	70	49	1,604
Contributions by plan participants	7	—	2	7	16
Contributions by employers (funded plans)	9	—	46	14	69
Benefit payments (funded plans)[c]	(1,153)	(243)	(89)	(427)	(1,912)
Remeasurements[e]	(2,388)	(239)	65	83	(2,479)
Fair value of plan assets at 31 December[f]	23,266	5,259	2,007	909	31,441
Surplus (deficit) at 31 December	5,942	(265)	(2,995)	(98)	2,584
Represented by
Asset recognized	6,083	1,009	273	92	7,457
Liability recognized	(141)	(1,274)	(3,268)	(190)	(4,873)
	5,942	(265)	(2,995)	(98)	2,584
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,083	1,009	261	48	7,401
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	5,942	(265)	(2,995)	(98)	2,584
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(17,183)	(4,250)	(1,746)	(861)	(24,040)
Unfunded	(141)	(1,274)	(3,256)	(146)	(4,817)
	(17,324)	(5,524)	(5,002)	(1,007)	(28,857)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $38 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly reflect minor plan changes in France. Settlements represent changes in small worldwide plans administered and reported throughout the UK.
cThe benefit payments amount shown above comprises $1,907 million benefits and $352 million settlements relating to the buy-out in Canada, plus $57 million of plan expenses incurred in the administration of the benefit.
24. Pensions and other post-employment benefits – continued
dThe benefit obligation for the US is made up of $4,428 million for pension liabilities and $1,096 million for other post-employment benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $3,086 million for pension liabilities in Germany which is largely unfunded.
eThe actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
fThe fair value of plan assets includes borrowings related to the LDI programme as described on page 207.

					$ million
					2023
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	44	156	47	21	268
Past service cost[b]	4	—	5	(2)	7
Settlement[b]	—	—	—	3	3
Operating charge (credit) relating to defined benefit plans	48	156	52	22	278
Payments to defined contribution plans	132	158	7	36	333
Total operating charge (credit)	180	314	59	58	611
Interest income on plan assets[a]	(1,259)	(274)	(78)	(56)	(1,667)
Interest on plan liabilities	869	297	194	66	1,426
Other finance (income) expense	(390)	23	116	10	(241)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(677)	45	82	28	(522)
Change in financial assumptions underlying the present value of the plan liabilities	(649)	28	(508)	(24)	(1,153)
Change in demographic assumptions underlying the present value of the plan liabilities	(230)	(5)	8	—	(227)
Experience gains and losses arising on the plan liabilities	(320)	45	(84)	(1)	(360)
Remeasurements recognized in other comprehensive income	(1,876)	113	(502)	3	(2,262)
aThe costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-employment benefit plans are included in the benefit obligation. Following the closure of the primary UK pension plan, current service cost in the UK consists of $34 million of costs of administering that plan and $10 million of current service cost from the remaining small worldwide plans administered and reported through the UK.
bPast service costs predominantly represent largely offsetting income and costs due to the removal of some benefits for members in Turkish plans and their replacement with new arrangements administered and reported through the UK. There was also a $5 million past service cost in France relating to statutory retirement age changes. Settlements represent charges for special termination benefits arising as a result of early retirements.
Sensitivity analysis
The discount rate, inflation and the mortality assumptions all have a significant effect on the amounts reported. A one-percentage point change, in isolation, in certain assumptions as at 31 December 2025 for the group’s pensions and other post-employment benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2026 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2026	(186)	168	(44)	46	(2)	(5)
Effect on obligation at 31 December 2025	(1,803)	2,185	(465)	614	(497)	604
Inflation rate[b]
Effect on expense in 2026	90	(82)	8	(6)	22	(20)
Effect on obligation at 31 December 2025	1,613	(1,464)	39	(33)	480	(414)
aThe amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.
bThe amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2026	33	4	9
Effect on obligation at 31 December 2025	593	60	189
24. Pensions and other post-employment benefits – continued
Estimated future benefit payments and the weighted average duration of defined benefit obligations
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, and the weighted average duration of the defined benefit obligations at 31 December 2025 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2026	1,190	467	324	61	2,042
2027	1,212	463	325	55	2,055
2028	1,219	458	320	56	2,053
2029	1,233	467	319	55	2,074
2030	1,234	473	312	54	2,073
2031 - 2035	6,214	2,383	1,431	285	10,313
					Years
Weighted average duration	11.1	9.2	12.5	12.6
Employee costs and numbers

			$ million
Employee costs	2025	2024	2023
Wages and salaries[a]	9,295	8,601	7,835
Social security costs	1,166	1,032	943
Share-based payments[b]	847	1,088	1,131
Pension and other post-employment benefit costs	448	519	370
	11,756	11,240	10,279

			2025			2024			2023
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	1,000	5,200	6,200	900	4,400	5,300	900	3,700	4,600
oil production & operations	3,300	6,000	9,300	3,300	5,700	9,000	3,100	5,500	8,600
customers & productsd e	27,100	43,700	70,800	27,500	38,000	65,500	19,500	36,300	55,800
other businesses and corporate	1,200	10,700	11,900	1,400	9,800	11,200	1,400	9,000	10,400
	32,600	65,600	98,200	33,100	57,900	91,000	24,900	54,500	79,400
aIncludes termination costs of $467 million (2024 $336 million and 2023 $96 million).
bThe group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
cReported to the nearest 100.
dIncludes 38,900 (2024 40,700 and 2023 33,800) service station staff.
eIncludes 9,100 (2024 1,700 and 2023 0) agricultural, operational and seasonal workers in Brazil.